INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Minimum state taxes	$ 4
Income tax adjustments	20
Increase in valuation allowance	5,805	$ 5,150
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,600
Operating loss carryforwards, subject to expiration	11,700
Operating loss carryforwards, not subject to expiration	10,900
Foreign Tax Authority | Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 123,100